September 30, 2016

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Funds (the “Registrant”)

(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for Transamerica High Yield Muni and Transamerica Intermediate Muni, each separate series of the above-referenced Registrant. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing for the Registrant filed on September 21, 2016.

Please direct any comments or questions concerning this filing to the undersigned at (617) 662-3405.

Very truly yours,

/s/ Daniel Bulger
Daniel Bulger
Vice President and Counsel
State Street Bank and Trust Company